Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment reporting
Summary of segment information

Reportable segments	Operations
MINISO brand - Chinese Mainland	Design, buying and sale of lifestyle products
MINISO brand - Overseas	Design, buying and sale of lifestyle products
TOP TOY brand	Design, buying and sale of pop toys

(i)	Segment results and other material items

	As at December 31, 2024
	MINISO brand
					Unallocated
	Chinese Mainland	Overseas	Sub-total	TOP TOY brand	amounts	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Segment assets	6,540,003	5,575,856	12,115,859	939,552	—	13,055,411
Assets relating to construction of headquarters building	—	—	—	—	2,275,477	2,275,477
Assets relating to an investment holding company	—	—	—	—	2,508,145	2,508,145
Apartments for use as staff quarters	—	—	—	—	229,252	229,252
Other unallocated assets	—	—	—	—	51,843	51,843

Consolidated total assets						18,120,128

Segment liabilities	3,738,723	3,186,945	6,925,668	681,475	—	7,607,143
Liabilities relating to construction of headquarters building	—	—	—	—	118,507	118,507
Other unallocated liabilities	—	—	—	—	38,956	38,956

Consolidated total liabilities						7,764,606

	As at December 31, 2025
	MINISO brand
					Unallocated
	Chinese Mainland	Overseas	Sub-total	TOP TOY brand	amounts	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Segment assets	9,469,659	8,530,298	17,999,957	1,561,354	—	19,561,311
Assets relating to construction of headquarters building	—	—	—	—	2,581,183	2,581,183
Assets relating to an investment holding company	—	—	—	—	5,481,951	5,481,951
Apartments for use as staff quarters	—	—	—	—	203,972	203,972
Financial derivative assets	—	—	—	—	774,103	774,103
Other unallocated assets	—	—	—	—	31,002	31,002

Consolidated total assets						28,633,522

Segment liabilities	5,317,417	3,920,933	9,238,350	1,470,008	—	10,708,358
Liabilities relating to construction of headquarters building	—	—	—	—	108,064	108,064
Liabilities relating to an investment holding company	—	—	—	—	3,452,000	3,452,000
Liabilities relating to Equity Linked Securities	—	—	—	—	2,415,667	2,415,667
Financial derivative liabilities	—	—	—	—	1,184,050	1,184,050
Other unallocated liabilities	—	—	—	—	46,112	46,112

Consolidated total liabilities						17,914,251

Summary of segment results, assets and liabilities

	For the year ended June 30, 2023
	MINISO brand
					Unallocated
	Chinese Mainland	Overseas	Sub-total	TOP TOY brand	amounts	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenue	8,672,058	2,189,164	10,861,222	533,367	78,619	11,473,208
Intersegment revenue	2,059,250	109,218	2,168,468	26,877	280,016	2,475,361

Segment revenue	10,731,308	2,298,382	13,029,690	560,244	358,635	13,948,569

Elimination of intersegment revenue						(2,475,361)

Consolidated revenue						11,473,208

Operating profit/(loss)	1,788,455	456,071	2,244,526	(16,750)	(4,765)	2,223,011
Finance income	133,669	5,908	139,577	1,201	4,447	145,225
Finance costs	(25,117)	(4,634)	(29,751)	(4,863)	(8)	(34,622)

Profit/(loss) before taxation	1,897,007	457,345	2,354,352	(20,412)	(326)	2,333,614

Income tax expense						(551,785)

Profit for the year						1,781,829

Other material items
Depreciation and amortization	(97,309)	(204,761)	(302,070)	(64,405)	(24,692)	(391,167)
Reversal of credit loss/(credit loss) on trade and other receivables	—	1,409	1,409	(246)	(91)	1,072
Impairment loss on non-current assets	—	(1,433)	(1,433)	(2,015)	—	(3,448)
Additions to non-current assets during the year*	97,260	836,508	933,768	37,434	4,221	975,423

	For the six months ended December 31, 2023
	MINISO brand
					Unallocated
	Chinese Mainland	Overseas	Sub-total	TOP TOY brand	amounts	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenue	4,437,501	2,814,109	7,251,610	368,842	12,015	7,632,467
Intersegment revenue	2,100,894	22,154	2,123,048	7,221	185,435	2,315,704

Segment revenue	6,538,395	2,836,263	9,374,658	376,063	197,450	9,948,171

Elimination of intersegment revenue						(2,315,704)

Consolidated revenue						7,632,467

Operating profit/(loss)	850,718	697,099	1,547,817	7,985	(2,095)	1,553,707
Finance income	118,864	1,199	120,063	640	3,266	123,969
Finance costs	(105)	(22,937)	(23,042)	(2,146)	(14)	(25,202)
Share of profit of equity-accounted investees, net of tax	—	—	—	—	268	268

Profit before taxation	969,477	675,361	1,644,838	6,479	1,425	1,652,742

Income tax expense						(396,665)

Profit for the period						1,256,077

Other material items
Depreciation and amortization	(79,181)	(166,615)	(245,796)	(31,906)	(7,539)	(285,241)
(Credit loss)/reversal of credit loss on trade and other receivables	—	(2,791)	(2,791)	988	(277)	(2,080)
Impairment loss on non-current assets	—	(3,682)	(3,682)	(865)	—	(4,547)
Additions to non-current assets during the period*	76,359	656,748	733,107	75,329	2,941	811,377

	For the year ended December 31, 2024
	MINISO brand
					Unallocated
	Chinese Mainland	Overseas	Sub-total	TOP TOY brand	amounts	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

External revenue	9,328,231	6,674,334	16,002,565	983,525	7,935	16,994,025
Intersegment revenue	3,868,410	3,246	3,871,656	13,858	571,490	4,457,004

Segment revenue	13,196,641	6,677,580	19,874,221	997,383	579,425	21,451,029

Elimination of intersegment revenue						(4,457,004)

Consolidated revenue						16,994,025

Operating profit/(loss)	1,728,123	1,492,626	3,220,749	97,133	(2,093)	3,315,789
Finance income	105,689	9,742	115,431	1,093	2,148	118,672
Finance costs	(32,179)	(54,938)	(87,117)	(5,798)	—	(92,915)
Share of profit of equity-accounted investees, net of tax	—	5,986	5,986	—	—	5,986

Profit before taxation	1,801,633	1,453,416	3,255,049	92,428	55	3,347,532

Income tax expense						(712,104)

Profit for the year						2,635,428

Other material items
Depreciation and amortization	(229,705)	(483,357)	(713,062)	(81,220)	(14,412)	(808,694)
(Credit loss)/reversal of credit loss on trade and other receivables	(226)	1,346	1,120	841	508	2,469
Impairment loss on non-current assets	(1,715)	(5,325)	(7,040)	(1,806)	—	(8,846)
Additions to non-current assets during the year*	253,501	2,180,306	2,433,807	214,698	292,993	2,941,498

	For the year ended December 31, 2025
	MINISO brand
					Unallocated
	Chinese Mainland	Overseas	Sub-total	TOP TOY brand	amounts	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

External revenue	10,896,147	8,628,754	19,524,901	1,915,618	3,308	21,443,827
Intersegment revenue	3,508,945	14,978	3,523,923	579,956	650,360	4,754,239

Segment revenue	14,405,092	8,643,732	23,048,824	2,495,574	653,668	26,198,066

Elimination of intersegment revenue						(4,754,239)

Consolidated revenue						21,443,827

Operating profit/(loss)	1,919,684	1,510,383	3,430,067	(106,156)	(20,788)	3,303,123
Finance income	63,277	34,118	97,395	5,512	1,514	104,421
Finance costs	(39,509)	(104,979)	(144,488)	(7,441)	(279,001)	(430,930)
Other expenses	—	—	—	—	(70,332)	(70,332)
Changes in fair value of redemption liabilities	—	—	—	(158,491)	—	(158,491)
Share of loss of equity-accounted investees, net of tax	—	(21,769)	(21,769)	—	(812,684)	(834,453)

Profit/(loss) before taxation	1,943,452	1,417,753	3,361,205	(266,576)	(1,181,291)	1,913,338

Income tax expense						(703,524)

Profit for the year						1,209,814

Other material items
Depreciation and amortization	(280,900)	(783,732)	(1,064,632)	(134,340)	(7,333)	(1,206,305)
Credit loss on trade and other receivables	(12,860)	(9,103)	(21,963)	(11,278)	—	(33,241)
Impairment loss on non-current assets	(204)	(34,525)	(34,729)	(882)	—	(35,611)
Additions to non-current assets during the year*	330,601	2,507,251	2,837,852	397,851	2,110	3,237,813

Note:

*	The additions to non-current assets include additions to property, plant and equipment, right-of-use assets and intangible assets.

Summary of geographic information analyses

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
i. Revenue
Chinese Mainland	7,650,821	4,843,127	10,312,116	12,577,451
Asia excluding China	1,821,080	1,157,261	2,541,817	2,736,150
North America	729,702	743,897	1,985,051	3,342,918
Latin America	1,008,356	660,039	1,445,691	1,560,169
Europe	151,496	154,737	414,493	703,771
Other	111,753	73,406	294,857	523,368

	11,473,208	7,632,467	16,994,025	21,443,827

	As at December 31,
	2024	2025
	RMB’000	RMB’000
ii. Non-current assets
Chinese Mainland	3,626,187	3,963,551
Asia excluding China	413,285	515,983
North America	1,725,032	2,210,602
Europe	72,168	633,333
Other	143,858	472,604

	5,980,530	7,796,073